SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As an Australian public limited company, we are subject to the Corporations Act 2001 (Ctn) (the “Corporations Act”), which requires financial statements be prepared and audited in accordance with Australian Auditing Standards (“AAS”) and International Financial Reporting Standards (“IFRS”). The consolidated and combined financial statements are not financial statements for the purposes of the Corporations Act and are considered “non-IFRS financial information” under the Australian Securities and Investment Commission’s Regulatory guide 230: ‘Disclosing non-IFRS financial information.’ Such non-IFRS financial information may not be comparable to similarly titled information presented by other entities and should not be construed as an alternative to other financial information prepared in accordance with AAS or IFRS.

The combined financial statements include the combined financial statements of Cenntro from the dates they were acquired or incorporated, which includes (a) the combined balance sheet as of December 31, 2020; and (b) combined statements of operations and comprehensive loss, changes in equity and cash flows for the periods from January 1, 2021 to December 30, 2021, and for the years ended December 31, 2020 and 2019. The consolidated financial statements include (a) the consolidated balance sheet as of December 31, 2021; and (b) consolidated statements of operations and comprehensive loss, changes in equity and cash flows for the day of December 31, 2021.  All intercompany balances and transactions have been eliminated in consolidation and combination.

Use of estimates
(b)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated and combined financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Company’s consolidated and combined financial statements include, but are not limited to, estimates and judgments applied in determination of provision for doubtful accounts, lower of cost and net realizable value of inventories, impairment losses for long-lived assets and investments, valuation allowance for deferred tax assets and fair value measurement for share-based compensation expense. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Fair value of financial instruments
(c)	Fair value of financial instruments

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. These tiers include:

Level 1—defined as observable inputs such as quoted prices in active markets;

Level 2—defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

Level 3—defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, prepayments and other current assets, amount due from and due to related parties, accounts payable and accrued expenses and other current liabilities.

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, prepayment and other current assets, accounts payable, accrued expenses and other current liabilities and amount due from and due to related party, current approximate fair value because of the short-term nature of these items. The estimated fair values of loan from third party, and amount due from related party, non-current were not materially different from their carrying value as presented due to the brief maturities and because the interest rates on these borrowings approximate those that would have been available for loans of similar remaining maturities and risk profiles. As the carrying amounts are reasonable estimates of fair value, these financial instruments are classified within Level 1 of the fair value hierarchy. No financial instruments are classified within Level 2 and Level 3 of the fair value hierarchy.

Cash and cash equivalents and restricted cash
(d)	Cash and cash equivalents and restricted cash

The Company considers highly liquid investments purchased with original maturities of three months or less to be cash equivalents.

Restricted cash consists of cash equivalents restricted as to withdrawal or use. Such restricted cash relates to (i) a pending legal proceeding and (ii) certain credit card and lease guarantees.

Accounts receivable and provision for doubtful accounts
(e)	Accounts receivable and provision for doubtful accounts

Accounts receivable are recognized and carried at net realizable value. Provision for doubtful accounts is recorded for periods in which the Company determines a loss is probable, based on its assessment of specific factors, such as troubled collections, historical experience, accounts aging, ongoing business relations and other factors. Account balances are charged off against the provision after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories
(f)	Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of raw materials is determined on the basis of weighted average. The cost of finished goods is determined on the basis of weighted average and comprises direct materials, direct labor cost and an appropriate proportion of overhead.

Net realizable value is based on estimated selling prices less selling expenses and any further costs of completion. Adjustments to reduce the cost of inventory to net realizable value are made, if required, for estimated excess, obsolescence, or impaired balances. Write-downs are recorded in the consolidated and combined statements of operations and comprehensive loss.

Plants and equipment, net
(g)	Plants and equipment, net

Plants and equipment are carried at cost less accumulated depreciation and any impairment. Depreciation is calculated over the asset’s estimated useful life, using the straight-line method. Leasehold improvements are amortized over the life of the asset or the term of the lease, whichever is shorter. Estimated useful lives are as follows:

Machinery and equipment	5-10 years
Office equipment	5 years
Motor vehicles	3-5 years
Leasehold improvement	3-10 years
Others	3 years

The Company reassesses the reasonableness of the estimates of useful lives and residual values of long-lived assets when events or changes in circumstances indicate that the useful lives and residual values of a major asset or a major category of assets may not be reasonable. Factors that the Company considers in deciding when to perform an analysis of useful lives and residual values of long-lived assets include, but are not limited to, significant variance of a business or product line in relation to expectations, significant deviation from industry or economic trends, and significant changes or planned changes in the use of the assets. The analysis will be performed at the asset or asset category with the reference to the assets’ conditions, current technologies, market, and future plan of usage and the useful lives of major competitors.

The costs and related accumulated depreciation of assets sold or otherwise retired are eliminated from the Company’s accounts and any gain or loss is included in the consolidated and combined statements of operations and comprehensive loss. The cost of maintenance and repair is charged to expenses as incurred, whereas significant renewals and betterments are capitalized.

The Company constructs certain of its properties including recodifications and improvement of its office buildings and plants. Depreciation is recorded at the time assets are ready for the intended use.

Intangible assets, net
(h)	Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Software	3 years

Impairment of long-lived assets
(i)	Impairment of long-lived assets

The Company evaluates the recoverability of long-lived assets or asset group with determinable useful lives whenever events or changes in circumstances indicate that an asset or a group of asset’s carrying amount may not be recoverable. The Company measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to result from the use of the assets or asset group and their eventual disposition. The carrying amount of the long-lived asset or asset group is not recoverable when the sum of the undiscounted expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset group, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The impairment test is performed at the asset group level.

Equity method investments
(j)	Equity method investments

Investee companies over which the Company has the ability to exercise significant influence but does not have a controlling interest through investment in common shares or in substance common shares are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Company initially records its investment at cost and subsequently recognizes the Company’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated and combined statements of operations and comprehensive loss and accordingly adjusts the carrying amount of the investment. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company reviews its equity method investments for impairment whenever an event or circumstance indicates that other-than-temporary impairment has occurred. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The adjusted carrying amount of the assets become new cost basis.

Revenue recognition
(k)	Revenue recognition

The Company adopted ASC Topic 606 Revenue from Contracts with Customers with a date of the initial application of January 1, 2018 using the modified retrospective method.

The Company recognizes revenue when goods or services are transferred to customers in an amount that reflects the consideration which it expects to receive in exchange for those goods. In determining when and how revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (i) identification of a contract with the customer; (ii) determination of performance obligations; (iii) measurement of the transaction price; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company generates revenue primarily through sales of light-duty ECVs, sales of ECV parts, and sales of off-road electric vehicles. Revenue is recognized at a point in time once the Company has determined that the customer has obtained control over the product. Control is typically deemed to have been transferred to the customer when the performance obligation is fulfilled, usually at the time of delivery, at the net sales price (transaction price). Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. Shipping and handling costs for product shipments occur prior to the customer obtaining control of the goods are accounted for as fulfilment costs rather than separate performance obligations and recorded as sales and marketing expenses.

The following table disaggregates the Company’s revenues by product line for the years ended December 31, 2021, 2020 and 2019:

	For the years ended December 31,
	2021	2020	2019
Vehicles sales	$7,287,478	$5,037,454	$3,224,794
Spare-parts sales	195,350	163,142	257,303
Other service income	1,094,004	259,407	93,790
Net revenues	$8,576,832	$5,460,003	$3,575,887

The Company’s revenues are primarily derived from Europe, America and Asia. The following table sets forth disaggregation of revenue:

	For the Years Ended December 31,
	2021	2020	2019
Primary geographical markets
Europe	$4,380,752	$4,008,763	$2,859,779
America	3,420,636	734,206	383,718
Asia	729,868	717,034	332,390
Oceania	45,576	-	-
Total	$8,576,832	$5,460,003	$3,575,887

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has an unconditional right to the payment. Under Topic 606, the Company’s right to consideration in exchange for goods or services that the Company has transferred to a customer is recognized as a contract asset. The Company has no contract assets as of December 31, 2021 and 2020.

Contractual liabilities primarily represent the Company’s obligation to transfer additional goods or services to a customer for which the Company has received consideration. The consideration received remains a contractual liability until goods or services have been provided to the customer.

The following table provides information about receivables and contractual liabilities from contracts with customers:

	December 31, 2021	December 31, 2020
Trade receivable (included in accounts receivable, net)	$2,047,560	$463,333
Contractual liabilities	$1,943,623	$1,690,837

Cost of goods sold
(l)	Cost of goods sold

Cost of goods sold mainly consists of production related costs including costs of raw materials, consumables, direct labor, overhead costs, depreciation of plants and equipment, manufacturing waste treatment processing fees and inventory write-downs.

Income taxes
(m)	Income taxes

The Company accounts for income tax using an asset and liability approach, which allows for the recognition of deferred tax benefits in future years. Under the asset and liability approach, deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The accounting for deferred tax calculation represents management’s best estimate of the most likely future tax consequences of events that have been recognized in our financial statements or tax returns and related future anticipation. A valuation allowance is recorded to reduce the deferred tax assets to an amount that is more likely than not to be realized after considering all available evidence, both positive and negative.

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as non-current. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

As required by applicable tax law, interest on non-payment of income taxes and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Company’s Hong Kong and PRC subsidiaries are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.11 (Revised) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. U.S. federal tax matters are open to examination for years 2013 through 2021. For the years ended December 31, 2021 and 2020, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2021 or 2020. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Foreign currency translation
(n)	Foreign currency translation

The consolidated and combined financial statements are presented in United States dollars (“USD” or “$”). The functional currency of certain of CEGL’s PRC subsidiaries is the Renminbi (“RMB”). The functional currency of CEGL and its subsidiaries outside of PRC is the USD.

Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the reporting period. Capital accounts of the consolidated and combined financial statements are translated into USD from RMB at their historical exchange rates when the capital transactions occurred. The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

	Years ended December 31,
	2021	2020	2019
Period end USD: RMB exchange rate	6.3726	6.5250	6.9618
Average USD: RMB exchange rate	6.4508	6.9042	6.9081

Comprehensive loss
(o)	Comprehensive loss

Comprehensive loss includes all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive loss are required to be reported in a financial statement that is presented with the same prominence as other financial statements. For the years presented, comprehensive loss includes net loss and the foreign currency translation changes.

Segments
(p)	Segments

In accordance with ASC 280-10, Segment Reporting, the Company’s chief operating decision maker (“CODM”), identified as the Company’s Chief Executive Officer, relies upon the consolidated and combined results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

The Company’s long-lived assets are substantially located in the PRC and United States. The following table presents long-lived assets by geographic segment as of December 31, 2021 and 2020.

Long-lived assets
	December 31,
	2021	2020
PRC	$848,827	$1,005,680
US	351,852	33,511
Others	100,547	-
Total	$1,301,226	$1,039,191

Share-based compensation expenses
(q)	Share-based compensation expenses

The Company’s share-based compensation expenses are recorded in accordance with ASC 718 and ASC 710.

Share-based awards to employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that the actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Operating lease
(r)	Operating lease

The Company adopted the new lease accounting standard, ASC Topic 842, Leases (“ASC 842”) as of January 1, 2019, using the non-comparative transition option pursuant to ASU 2018-11. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things (i) allowed the Company to carry forward the historical lease classification; (ii) did not require the Company to reassess whether any expired or existing contracts are or contain leases and (iii) did not require the Company to reassess initial direct costs for any existing leases. Therefore, the Company did not consider its existing land use right that was not previously accounted for as leases under Topic 840. For all operating leases except for short-term leases, the Company recognized operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less were short-term leases and not recognized as right-of-use assets and lease liabilities on the consolidated and combined balance sheets.

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Company’s leases is not readily determinable, the Company utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives. Some of the Company’s lease agreements contained renewal options; however, the Company did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Company was reasonably certain of renewing the lease at inception or when a triggering event occurred. The Company’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

Non-controlling Interest
(s)	Non-controlling Interest

A non-controlling interest in a subsidiary of CAG HK represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to CAG HK. Non-controlling interests are presented as a separate component of equity on the consolidated and combined balance sheets and statements of operations and other comprehensive loss are attributed to controlling and non-controlling interests. As of December 31, 2021, all subsidiaries are 100% owned by CEGL.

COVID-19 Risks and Uncertainties
(t)	COVID-19 Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company's financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements.

Recently issued accounting standards pronouncements
Recently issued accounting standards pronouncements

In June 2016, the FASB issued Accounting Standards Update No. 2016-13, “Financial Instruments - Credit Losses (Topic 326)” (“ASU 2016-13”). ASU 2016-13 revises the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. Originally, ASU 2016-13 was effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. In November 2019, FASB issued ASU 2019-10, “Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842).” ASU 2019-10 deferred the effective date of ASU 2016-13 for all other companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. In addition, the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) provides that emerging growth companies (“EGC”) can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company currently qualifies as an EGC as defined in the JOBS Act, and is planning to adopt this standard beginning on January 1, 2023. The Company is currently evaluating the potential effects of adopting the provisions of ASU No. 2016-13 on its consolidated financial statements, particularly its recognition of provision for accounts receivable.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes” (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 will simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted the new standard effective January 1, 2022 and the adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.